Equity - Schedule Of Detailed Information About Hedges Of Net Investments Of Foreign Operations (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about hedges [line items]
Balance at January 1	$ 121,833	$ 3,965	$ (429,265)	$ 0
Foreign currency risk – loans denominated in foreign currency	398,448	12,966	551,098	(429,265)
Balance at December 31	$ 520,281	$ 16,931	$ 121,833	$ (429,265)